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Clouty Tune ETF
CLOUTY TUNE ETF - FUND SUMMARY
Investment Objective
The Clouty Tune ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the Solactive Clouty Tune index (the “Index”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Clouty Tune ETF Clouty Tune ETF
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.65%
[1]	Based on estimated amounts for the current fiscal year

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Clouty Tune ETF | Clouty Tune ETF | USD ($)	66	208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index was developed in 2023 by Clouty, Inc. (“Clouty”) and is administered by Solactive AG (the “Index Provider”).

Solactive Clouty Tune Index:

The Index is a rules-based index that seeks to provide exposure to a global portfolio of companies identified as being engaged (i.e., conducts business activities) in the music, media, and entertainment industries, as described in more detail below. The Index’s construction consists of two parts (each as described in more detail below):

(1) an analysis using the FactSet Revere Business and Industry Classification System (“FactSet RBICS”) (which covers companies globally) to identify companies as music, media, and entertainment companies; and

(2) a digital music streaming revenue analysis (which is U.S.-focused) that identifies companies in any industry (not just music, media, and entertainment), whose equity securities’ price changes typically align with digital music consumption patterns.

To qualify for inclusion in the Index under either analysis, companies must have a minimum market capitalization of $1 billion and an average daily traded volume of $15 million over the most recent six-month period.

Part 1: FactSet RBICs (Global Music, Media, and Entertainment Companies): Approximately 80% of the Index will be comprised of companies identified as being engaged in the music, media, and entertainment business using the FactSet RBICS sub-industry classifications. For this portion of the Index, the potential universe consists of equity securities of companies located throughout the world, including both developed and emerging markets.

To qualify for inclusion in the Index, companies must be classified in accordance with the FactSet RBICS sub-industry classifications as being engaged in a range of business activities relating to the music industry, which may include media and entertainment companies, telecommunications companies, wireless communication service providers, amusement and recreation companies, technology manufacturers, and internet-based companies, among others.

FactSet RBICS is a comprehensive structured taxonomy designed to offer precise classification of global companies.

The Index, using the FactSet RBICS analysis, will include global companies in one the following twelve primary subindustries:

Events, Tickets and Mixed-Type Recreation	Media Download and Streaming Digital Content Sites	Radio Broadcasting
General Entertainment and Programming	Mixed Delivery Radio and Television Broadcasting	Television, Film and Video
General Entertainment Content Providers and Sites	Music	Television Stations
Media and Entertainment Industry Software	Performing Arts and Exhibitions	US TV Cable and Broadcast Networks

The composition of this 80% of the Index results in 40 companies, identified as the largest companies (by market capitalization) which satisfy the FactSet RBICS classifications as a music, media, and/or entertainment company. The complete list of companies that are contained in the Index are set forth in the statutory prospectus under “Additional Information about the Index.” The Fund, in investing in the equity securities of companies comprising the Index, may invest in foreign securities directly or via depositary receipts (e.g., American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)).

Part 2: Digital Music Streaming Consumption - Revenues Correlation Analysis (U.S.-Listed Companies - Any Industry): The remaining 20% of the Index is constructed using a return correlation statistical analysis. This portion of the Index seeks to identify companies whose securities’ returns are positively correlated with the revenues generated from music streaming (e.g., songs played on a computer or smartphone (without purchasing for download)) of the top 500 songs across all digital service providers (e.g., online music marketplaces). That is, the Index looks for companies whose equity securities’ price changes align with digital music consumption patterns. For example, music streaming revenue tends to spike during the holiday season, so the Index may seek to invest in companies whose securities prices also spike during such periods. For this portion of the Index, only companies whose equity securities are traded on U.S. exchanges will be eligible.

The Index’s return correlation statistical analysis examines data over the most recent 180-day period to select the securities of ten companies. For each U.S.-listed company, the Index analyzes a series of data points about the company’s equity securities over the period. The analysis considers trends over the period (e.g., is the security’s price increasing, steady, decreasing?). The analysis also considers variations in data results, like seasonal variations and cyclical variations (e.g., variations that repeat, but which are not seasonal). Based on the analysis results, the Index selects up to ten companies (not otherwise selected via Part 1) with a strong correlation to music streaming consumption patterns.

Index Reconstitutions

The Index’s components are selected on a semi-annual basis on the first Wednesday of May and November (or the next business day if this falls on a non-business day) (the “Selection Day”) and adjustments, if any, are made on the following business day. Ten days following the Selection Day (or the next business day), the Index components are reconstituted.

Index Construction

The Index is comprised of 50 securities – 40 securities selected via the global FactSet RBICs process, and 10 securities selected via the U.S. digital music streaming consumption – revenue correlation analysis process. Duplicate selections (e.g., the same security from Parts 1 and 2) are not permitted. The weights of the Index components are determined on the Selection Day and each component is equally weighted. An Index component selected will be removed from the Index if, on Selection Day, it does not meet that portion of the Index’s initial criteria (i.e., market cap of $1 billion and a minimum six-month average daily traded volume of $15 million).

The Fund’s Investment Strategy:

In seeking to obtain exposures comparable to those of the Index, under normal market conditions, the Fund will invest substantially all of its net assets in the securities that make up the Index (either directly or via depositary receipts). That is, the Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the Index components whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s investment adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index component becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund, but not to the Index).

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in companies in the music, media, and entertainment industries. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

The Fund also may invest in securities or other investments not included in the Index, but which the Fund’s investment adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not Index Components to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

The Fund will concentrate its investments in a particular industry or group of industries (i.e., hold more than 25% of its total assets in the securities of a particular industry or group of related industries) to approximately the same extent as the Index is so concentrated.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.clouty.io/TUNE.

Clouty Tune ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Clouty Tune ETF | Equity Market Risk [Member]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Clouty Tune ETF | Concentration Risk [Member]

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries. See “Sector Risk” below.

Clouty Tune ETF | Sector Risk [Member]

Sector Risk. At times, based on the composition of the Index, the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Clouty Tune ETF | Music Sector Risk [Member]

○	Music Sector Risk. Music companies, including companies engaged in the production or distribution of goods or services for the music industry (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures and photography) may become obsolete quickly. Music companies are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, and fierce competition in the industry. A weakening general economy may lead to a reduction in discretionary spending on music and related goods and services. Additionally, competitive pressures can significantly affect music companies.

Clouty Tune ETF | Media and Entertainment Sector [Member]

○	Media and Entertainment Sector. Media and entertainment companies, including companies engaged in the design, production or distribution of goods or services for the media and entertainment industries (including video game publishing, creating interactive worlds and e-sports) may become obsolete quickly. Media and entertainment companies are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media and entertainment company revenues largely are dependent on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising. Additionally, competitive pressures and government regulation can significantly affect media and entertainment companies.

Clouty Tune ETF | Telecommunications Sector Risk [Member]

○	Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by extensive government regulation, industry competition and obsolescence of telecommunications products and services due to technological advancement. The Fund may be adversely affected by events or developments negatively impacting such companies.

Clouty Tune ETF | Internet and Data Services Sector Risk [Member]

○	Internet and Data Services Sector Risk. Internet and data services companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

Clouty Tune ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Clouty Tune ETF | Costs of Buying or Selling Shares [Member]

○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Clouty Tune ETF | Shares May Trade at Prices Other Than NAV [Member]

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Clouty Tune ETF | Trading [Member]

○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Clouty Tune ETF | Emerging Markets Risk [Member]

Emerging Markets Risk. The Fund may invest in indirectly, via ADRs, in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Clouty Tune ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Clouty Tune ETF | Currency Exchange Rate Risk [Member]

Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Clouty Tune ETF | Depositary Receipt Risk [Member]

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Clouty Tune ETF | Large-Capitalization Investing [Member]

○ Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Clouty Tune ETF | Mid-Capitalization Investing [Member]

○ Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Clouty Tune ETF | Small-Capitalization Investing [Member]

○ Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Clouty Tune ETF | Cybersecurity Risk [Member]

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Clouty Tune ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Clouty Tune ETF | Index Risk [Member]
Index Risk. The Index may not reflect all companies meeting the Index’s eligibility criteria if certain characteristics of a company are not known at the time the Index is composed or reconstituted.
Clouty Tune ETF | New Fund Risk [Member]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Clouty Tune ETF | Passive Investment Risk [Member]

Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

Clouty Tune ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Clouty Tune ETF | Third Party Data Risk [Member]

Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Clouty Tune ETF | Tracking Error Risk [Member]

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in Index Components at all times or may hold securities not included in the Index.

Clouty Tune ETF | Underlying Index Risk [Member]

Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.